Operations of the Bank	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Operations of the Bank
2.	OPERATIONS OF THE BANK

2.1.	Agreement with the Misiones Provincial Government
The Bank and the Misiones Provincial Government entered into a special-relationship agreement whereby the Bank was appointed, for a five-year term since January 1, 1996, as the Provincial Government’s exclusive financial agent, as well as revenue collection and obligation payment agent.
On November 25, 1999, December 28, 2006 and October 1, 2018, extensions to such agreement were agreed upon, making it currently effective through December 31, 2029.
As of December 31, 2019 and 2018, the deposits held by the Misiones Provincial Government with the Bank amounted to 6,835,569 and 8,523,711 (including 692,153 and 662,307 related to court deposits), respectively.

2.2.	Agreement with the Salta Provincial Government
The Bank and the Salta Provincial Government entered into a special-relationship agreement whereby the Bank was appointed, for a ten-year
term since March 1, 1996, as the Provincial Government’s exclusive financial agent, as well as revenue collection and obligation payment agent.
On February 22, 2005, and August 22, 2014, extensions to such agreements were agreed upon, making it currently effective through February 28, 2026.
As of December 31, 2019 and 2018, the deposits held by the Salta Provincial Government with the Bank amounted to 4,358,569 and 4,046,547 (including 907,270 and 991,993 related to court deposits), respectively.

2.3.	Agreement with the Jujuy Provincial Government
The Bank and the Jujuy Provincial Government entered into a special-relationship agreement whereby the Bank was appointed, for a ten-year
term since January 12, 1998, as the Provincial Government’s exclusive financial agent, as well as revenue collection and obligation payment agent.
On April 29, 2005 and July 8, 2014, extensions to such agreement were agreed upon, making it currently effective through September 30, 2024.
As of December 31, 2019 and 2018, the deposits held by the Jujuy Provincial Government with the Bank amounted to 1,180,551 and 2,133,985 (including 642,038 and 672,194 related to court deposits), respectively.

2.4.	Agreement with the Tucumán Provincial Government – Merger with Banco del Tucumán SA
The Bank acts as an exclusive financial agent and as revenue collection and obligation payment agent of the Tucumán Provincial Government, the Municipality of San Miguel de Tucumán and the Municipality of Yerba Buena. The services agreements with the Provincial and Municipalities Governments are effective through years 2031, 2023 and 2020, respectively.
On July 4, 2018 the legislative body of the province of Tucumán enacted, into law a bill issued by the provincial executive, authorizing the sale of the shares held by such province in Banco de Tucumán SA to Banco Macro SA as well as the continuity as a provincial finance agent for an additional period of ten years from the expiration of the contract, and if applicable, the possibility of merging both entities.
On August 10, 2018, the province of Tucumán transferred to Banco Macro SA, 43,960 Class B common registered non-endorsable shares, with a face value of Ps. 100 each one and entitled to one vote, which is equivalent to 10% of its common stock and votes. For this transaction, the Bank paid 807,271. In addition, the Bank acquired from an individual shareholder 59 shares for an amount of 538.
On April 30, and July 19, 2019, the Shareholders’ Meeting of Banco Macro SA and the Shareholders’ Meeting of former Banco del Tucumán SA, respectively, decided, among other issues, to approve a preliminary merger agreement, the special consolidated financial statement of merger as of December 31, 2018 and the exchange relationship of shares.
On August 15, 2019, the Board of the Central Bank of Argentina (BCRA, for its acronym in Spanish) through Resolution No. 179, authorized the merger of Banco del Tucuman SA by Banco Macro SA. On September 25, 2019, Argentine Securities and Exchange Commission (CNV, for its acronym in Spanish), authorized the merger which was registered at the Public Registry of Commerce on September 30, 2019.
Through Communiqué “C” 84993, the BCRA informed that according to the authorization gave in due time, on October 15, 2019 Banco Macro SA performed the merger with former Banco del Tucumán SA. Additionally, since that date, the authorization of former Banco del Tucumán SA to operate as a commercial bank was revoked and its buildings were incorporated to Banco Macro SA as branches.
The exchange ratio has been agreed at 0.65258 ordinary shares of Banco Macro SA for each face value $ 1 of common share of former Banco del Tucumán SA. Therefore, the minority shareholders of former Banco del Tucumán SA were entitled to receive at 0.65258 common shares of Banco Macro SA, for each face value $ 1 of ordinary shares they hold in former Banco del Tucumán SA. Consequently, Banco Macro SA issued 15,662 Class B common, registered shares, with a face value of Ps. 1 each one and entitled to one vote (see additionally note 40).
As of December 31, 2019 and 2018, the deposits held by the Tucumán Provincial Government, the Municipality of San Miguel de Tucumán and the Municipality of Yerba Buena with the Bank amounted to 3,600,799 and 9,302,580 (including 2,455,045 and 2,907,999 related to court deposits), respectively.
Additionally, as of December 31, 2019 and 2018, the bank granted loans to the Tucumán Provincial Government for an amount of 5,587,274 and 3, respectively.